Bank overdrafts, bonds and bank loans - Repayments Due on Corporate Bonds, Bank Loans and Overdrafts (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019	[1]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Corporate bonds, bank loans and overdrafts	£ 4,784.0	£ 13,594.7
Current borrowings	567.2	8,619.2	[1]	£ 8,798.0
Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Current borrowings	567.2	8,619.2
Between one and two years
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Corporate bonds, bank loans and overdrafts	629.2	590.9
Between two and three years
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Corporate bonds, bank loans and overdrafts	550.4	669.4
Between three and four years
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Corporate bonds, bank loans and overdrafts	418.8	540.2
Between four and five years
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Corporate bonds, bank loans and overdrafts	623.6	445.6
Over five years
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Corporate bonds, bank loans and overdrafts	£ 1,994.8	£ 2,729.4

[1]	Figures have been restated as described in the accounting policies.